INTANGIBLE ASSETS (Details Narrative) (USD $)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 17,547	$ 0	$ 0	$ 8,773